Note 13 - Industry Segment Data	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

13.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups (in thousands):

	Year Ended March 31,
	2023	2022
NET SALES:
Coil	$485,641	$230,438
Tubular	61,901	54,797
TOTAL NET SALES	$547,542	$285,235
OPERATING PROFIT:
Coil	$23,421	$31,791
Tubular	8,641	2,424
TOTAL OPERATING PROFIT	32,062	34,215
General corporate expenses	(10,988)	(5,695)
Gain (loss) on economic hedges of risk	9,306	(11,636)
Interest expense	(2,218)	(255)
Other income	27	1,702
TOTAL EARNINGS BEFORE INCOME TAXES	$28,189	$18,331
IDENTIFIABLE ASSETS:
Coil	$179,780	$115,232
Tubular	15,858	24,017
	195,638	139,249
General corporate assets	3,674	20,026
TOTAL ASSETS	$199,312	$159,275
DEPRECIATION:
Coil	$2,097	$974
Tubular	330	330
Corporate and other	99	16
	$2,526	$1,320
CAPITAL EXPENDITURES (excluding $18,000 of assets acquired through business combination - see Note 2):
Coil	$16,328	$8,005
Tubular	125	21
Corporate and other	1	39
	$16,454	$8,065

Operating profit is total net sales less operating expenses, excluding general corporate expenses, gain (loss) on economic hedges, interest expense and other income. General corporate expenses reflect general and administrative expenses not directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. Other income for fiscal 2022 consisted primarily of a gain of approximately $1.7 million associated with the forgiveness of the Company's Paycheck Protection Program loan. At March 31, 2023 and 2022, corporate assets consisted primarily of cash, restricted cash  unamortized debt issuance costs and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no sales between product groups.